Concentration of Credit Risk (Tables)	12 Months Ended
Sep. 30, 2023
Concentration of Credit Risk [Abstract]
Schedule of Single Customers Total Revenue
	For the years ended September 30,
	2023	2022	2021
Percentage of the Group’s total revenue
Customer A	11.95%	18.03%	19.70%
Customer B	10.73%	17.53%	*
Customer C	*	10.53%	*
Customer I	*	*	13.02%

	As of September 30,
	2023	2022
Percentage of the Group’s accounts receivable
Customer A	*	44.98%
Customer D	*	17.15%
Customer B	*	12.81%
Customer E	32.10%	*
Customer F	19.52%	*
	As of September 30,
	2023	2022
Percentage of the Group’s contract liabilities
Customer G	16.72%	*
Customer H	*	10.61%
Customer I	26.44%	15.08%
Customer J	13.22%	17.29%
Customer B	28.50%	*
	For the years ended September 30,
	2023	2022	2021
Percentage of the Group’s purchase
Supplier A	17.02%	20.59%	*
Supplier B	17.52%	15.97%	20.81%
Supplier C	11.04%	*	*
	As of September 30,
	2023	2022
Percentage of the Group’s account payable
Supplier D	*	15.82%
Supplier E	*	24.58%
Supplier F	*	16.92%
Supplier C	34.66%	*
Supplier K	23.66%	*
Supplier L	10.69%	*
Supplier M	10.13%	*

	As of September 30,
	2023	2022
Percentage of the Group’s advance to
Supplier G	*	12.02%
Supplier H	22.38%	*
Supplier I	18.13%	*
Supplier J	12.32%	*
*	represent percentage less than 10%